Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Performance-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	59	4	129
Awarded (in shares)	46	98	191
Vested (in shares)	(54)	(4)	(126)
Cancelled (in shares)	(34)	(39)	(190)
Outstanding at the end of the year (in shares)	17	59	4
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 61.17	$ 87.14	$ 50.32
Awarded (in dollars per share)	36.49	64.33	86.63
Vested (in dollars per share)	60.16	87.14	50.32
Cancelled (in dollars per share)	36.49	69.14	86.90
Outstanding at the end of the year (in dollars per share)	$ 36.49	$ 61.17	$ 87.14
Unrecognized compensation cost	$ 0.1	$ 0.4
Service-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the year (in shares)	3,512	2,756	3,267
Awarded (in shares)	2,512	2,313	1,406
Vested (in shares)	(1,307)	(1,374)	(1,757)
Cancelled (in shares)	(393)	(183)	(160)
Outstanding at the end of the year (in shares)	4,324	3,512	2,756
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 50.89	$ 48.62	$ 25.45
Awarded (in dollars per share)	33.50	45.49	68.18
Vested (in dollars per share)	49.12	37.60	21.59
Cancelled (in dollars per share)	44.96	48.48	44.00
Outstanding at the end of the year (in dollars per share)	$ 41.86	$ 50.89	$ 48.62
Unrecognized compensation cost	$ 139.6	$ 150.7
Expected weighted-average recognition period for unrecognized compensation cost	2 years 10 months 24 days	3 years 2 months 12 days
Total fair value vested	$ 64.2	$ 51.7	$ 37.9